                            HEWITT MONEY MARKET FUND

                     HEWITT INSTITUTIONAL MONEY MARKET FUND

                          SERIES OF HEWITT SERIES TRUST

                       STATEMENT OF ADDITIONAL INFORMATION

                                  May, 1 2002

                               -----------------

          Hewitt Money Market Fund (the "Money Market Fund") and Hewitt Institutional Money Market Fund (the "Institutional Money Market Fund")(individually, a "Fund", collectively, the "Funds") are series of Hewitt Series Trust (the "Trust"), a diversified, open-end, management investment company. This Statement of Additional Information ("SAI") contains information about the Funds which supplements the information contained in the Funds' Prospectus. The investment objective and policies of the Funds are described in the Prospectus.

          The Institutional Money Market Fund's and the Money Market Master Portfolio's audited financial statements appearing in the Annual Report to the shareholders of those funds, dated December 31, 2001, and the independent auditor's report thereon are incorporated by reference in this SAI.


          This SAI is not a prospectus and should be read in conjunction with the Funds' current Prospectus, dated May 1, 2002. A copy of the Prospectus and the Annual Reports of the Funds which contain the referenced statements may be obtained without charge by writing Hewitt Financial Services LLC at 100 Half Day Road, Lincolnshire, Illinois 60069 or by calling 1-800-890-3200.


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                                TABLE OF CONTENTS
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INTRODUCTION..............................................................    1

INVESTMENT RESTRICTIONS...................................................    1

INVESTMENT POLICIES AND PRACTICES.........................................    3

MANAGEMENT................................................................    8

DISTRIBUTION ARRANGEMENTS.................................................   11

EXPENSES..................................................................   13

DETERMINATION OF NET ASSET VALUE..........................................   15

PURCHASE AND REDEMPTION OF SHARES.........................................   16

PORTFOLIO TRANSACTIONS....................................................   17

TAXES.....................................................................   18

PERFORMANCE INFORMATION...................................................   19

ADDITIONAL INFORMATION....................................................   21

SAI APPENDIX..............................................................   23
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                                        i

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                                 INTRODUCTION

          The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, management investment company. Each of the Funds pursues its investment objective by investing all of its investable assets in the Money Market Master Portfolio (the "Portfolio"). The Portfolio is a series of Master Investment Portfolio ("MIP") and has the same investment objective and substantially the same investment restrictions as the Funds. MIP, like the Trust, is registered under the 1940 Act as an open-end management investment company.
                            INVESTMENT RESTRICTIONS

          Fundamental Investment Restrictions. The Funds and the Portfolio are
          -----------------------------------
subject to certain investment restrictions which are fundamental policies. These restrictions may not be changed without the approval of a majority of the outstanding voting securities of a Fund or the Portfolio, as defined by the 1940 Act. A "majority of the outstanding voting securities" of a Fund or of the Portfolio means the lesser of (i) 67% of the shares of that Fund or of the Portfolio represented at a meeting at which holders of more than 50% of the outstanding shares are present in person or represented by proxy or (ii) more than 50% of the outstanding shares of that Fund or the Portfolio.

          Under these fundamental restrictions, none of the Funds nor the Portfolio may:

          (1) purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of a Fund's or the Portfolio's investments in that industry would equal or exceed 25% of the current value of such Fund's or the Portfolio's total assets, provided that this restriction does not limit a Fund's or the Portfolio's (i) investments in securities of other investment Companies;
(ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or (iii) investments in repurchase agreements collateralized by U.S. Government securities, and provided further, each Fund and the Portfolio reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the Securities and Exchange Commission ("SEC") or its staff);

          (2) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund or the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);

          (3) purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments;

          (4) underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in accordance with a Fund's or the Portfolio's investment program may be deemed to be an underwriting; and provided further, that the purchase by a Fund or the Portfolio of securities issued by an, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as a Fund or the Portfolio shall not constitute an underwriting for purposes of this paragraph;

          (5) borrow money or issue senior securities except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder;

          (6) purchase securities of any issuer if, as a result, with respect to 75% of a Fund's or the Portfolio's total assets, more than 5% of the value of a Fund's or the Portfolio's total assets would be invested in the securities of such issuer or, a Fund's or the Portfolio's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit a Fund's or the Portfolio's cash or cash items, investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies; or

          (7) make loans to other parties except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

          Additional Investment Restrictions. The Money Market Fund and the
          ----------------------------------
Portfolio are subject to the following additional investment restrictions which are non-fundamental policies. With respect to the Money Market Fund and the Portfolio, they can be changed without shareholder approval by the Board of Trustees of the Trust or the Board of Trustees of MIP, as the case may be.
The following restrictions are fundamental policies of the Institutional Money Market Fund and cannot be changed without the approval of a "majority of the outstanding voting securities" of the Institutional Money Market Fund (as defined above).

          (1) The Funds and the Portfolio may not write, purchase or sell puts, calls, straddles, spreads, warrants, options or any combination thereof, except that a Fund and the Portfolio may purchase securities with put rights in order to maintain liquidity.

          (2) The Funds and the Portfolio may not purchase interests, leases or limited partnership interests in oil, gas, or other mineral exploration or development programs.

          (3) The Funds and the Portfolio may not make investments for the purpose of exercising control or management; provided that a Fund and the Portfolio may invest all its assets in a diversified, open-end management investment company, or a series thereof, with substantially the same investment objective, policies and restrictions as a Fund or the Portfolio.

          (4) The Funds and the Portfolio may not purchase securities on margin (except for short-term credits necessary for the clearance of transactions and except for margin payments in connection with options, futures, and options on futures) or make short sales of securities.

          Non-Fundamental Investment Restrictions. The Funds and the Portfolio
          ---------------------------------------
are also subject to the following additional investment restrictions which are non-fundamental policies. These restrictions may be changed without shareholder approval by the Board of Trustees of the Trust or the Board of Trustees of MIP, as the case may be.

          (1) The Funds and the Portfolio may each invest in shares of other open-end, management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Fund's and the Portfolio's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company,
(ii) 5% of the Portfolio's or the Fund's net assets with respect to any one investment company, and (iii) 10% of the Portfolio's or the Fund's net assets in the aggregate. Other investment companies in which the Portfolio or the Fund invest can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Portfolio and the Fund.

          (2) The Funds and the Portfolio may not invest more than 10% of the current value of their respective net assets in illiquid securities. For this purpose, illiquid securities include, among others, (i) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (ii) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (iii) repurchase agreements not terminable within seven days.

          (3) The Portfolio and the Funds may each lend securities from their portfolios to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one third of their respective total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Portfolio or the Funds will not enter into any portfolio security lending arrangement having a duration of longer than one year.

          General.  Unless otherwise specified, all percentage and other
          -------
restrictions, requirements and limitations on investments set forth in this SAI, as well as those set forth in the Funds' Prospectus, apply immediately after the purchase of an investment, and subsequent changes and events do not constitute a violation or require the sale of any investment by the Portfolio or the Funds.

                        INVESTMENT POLICIES AND PRACTICES

          General. The following information supplements the description of the
          -------
investment policies and practices of the Portfolio as described in the Funds' Prospectus.

          Each Fund pursues its investment objective by investing all of its investable assets in the Portfolio. A Fund may withdraw its investment from the Portfolio at any time if the Board of Trustees of the Trust (the "Board of Trustees") determines that it is in the best interest of such Fund to do so. Upon any such withdrawal, a Fund's assets would be invested in accordance with the investment policies described below with respect to the Portfolio.

          The assets of the Portfolio consist only of obligations maturing within thirteen months from the date of acquisition, as determined in accordance with applicable rules of the regulations of the Securities and Exchange Commission (the "SEC"), and the dollar-weighted average maturity of the investments of the Portfolio may not exceed 90 days. The securities in which the Portfolio may invest will not yield as high a level of current income as could be achieved by investing in securities having longer maturities, less liquidity and less safety. There can be no assurance that the investment objective of the Portfolio or the Funds, as described in the Prospectus, will be achieved.

          Asset-Backed Securities. The Portfolio may purchase asset-backed
          -----------------------
securities, including asset-backed commercial paper, which are securities backed by installment contracts, credit-card receivables or other assets. Asset-backed securities represent interests in "pools" of assets in which payments of both interest and principal on the securities are made monthly, thus in effect "passing through" monthly payments made by the individual borrowers on the assets that underlie the securities, net of any fees paid to the issuer or guarantor of the securities. The average life of asset-backed securities varies with the maturities of the underlying instruments and is likely to be substantially less than the original maturity of the assets underlying the securities as a result of prepayments. For this and other reasons, an asset-backed security's stated maturity may be shortened, and the security's total return may be difficult to predict precisely. The Portfolio may invest in such securities up to the limits prescribed by Rule 2a-7 and other provisions of the 1940 Act.

          Treasury, Government and Agency Securities. The Portfolio invests in
          ------------------------------------------
short-term debt securities that are issued or guaranteed by the U.S. government or an agency or instrumentality of the U.S. government ("Government Securities"). These securities include obligations issued by the U.S. Treasury ("Treasury Securities"), including Treasury bills, notes and bonds. These are direct obligations of the U.S. government and differ primarily in their rates of interest and the length of their original maturities. Treasury Securities are backed by the full faith and credit of the U.S. government. Government Securities include Treasury Securities as well as securities issued or guaranteed by the U.S. government or its agencies and instrumentalities ("Agency Securities"). Agency Securities are in some cases backed by the full faith and credit of the U.S. government. In other cases, Agency Securities are backed solely by the credit of the governmental issuer. Certain issuers of Agency Securities have the right to borrow from the U.S. Treasury, subject to certain conditions. Government Securities purchased by the Portfolio may include variable and floating rate securities.

          Bank Obligations. Domestic commercial banks organized under federal
          ----------------
law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System. Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. As a result of federal or state laws and regulations, domestic banks, among other things, generally are required to maintain specified levels of reserves, limited in the amounts which they can loan to a single borrower and subject to other regulations designed to promote financial soundness.

          Investments in obligations of foreign banks involve various risks that are not generally associated with investments in the obligations of domestic banks.

          Unrated Investments and Changes in Ratings. The Portfolio may purchase
          ------------------------------------------
securities that are not rated if, in the opinion of Barclays Global Fund Advisors (the "Portfolio Adviser"), the investment adviser of the Portfolio, such obligations are of a quality comparable to that of the rated investments in which the Portfolio may invest, if they are purchased in accordance with procedures adopted by MIP's Board of Trustees and in accordance with Rule 2a-7 under the 1940 Act. These procedures require approval or ratification by the MIP Trustees of the purchase of unrated securities.

          After purchase by the Portfolio, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Funds and the Portfolio. Neither event will require an immediate sale of such security by the Portfolio provided that, when a security ceases to be rated, the MIP Board of Trustees determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the MIP Board finds that the sale of such security would not be in the Portfolio's shareholder's best interest. To the extent the ratings given by Moody's Investors Service ("Moody's") or Standard & Poors ("S&P") may change as a result of changes in such organizations or their rating systems, the Funds will attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus and in this SAI.

          The ratings categories used by Moody's and S&P are more fully described in the Appendix to this SAI.

          Pass-Through Obligations. Certain of the debt obligations in which the
          ------------------------
Portfolio may invest may be pass-through obligations that represent an ownership interest in a pool of mortgages and the resultant cash flow from those mortgages. Payments by homeowners on the loans in the pool flow through to certificate holders in amounts sufficient to repay principal and to pay interest at the pass-through rate. The stated maturities of pass-through obligations may be shortened by unscheduled prepayments of principal on the underlying mortgages. Therefore, it is not possible to predict accurately the average maturity of a particular pass-through obligation. Variations in the maturities of pass-through obligations will affect the yield of any fund investing in such obligations. Furthermore, as with any debt obligation, fluctuations in interest rates will inversely affect the market value of pass-through obligations.

          Loans of Portfolio Securities. The Portfolio may lend its securities
          -----------------------------
to brokers, dealers and financial institutions, provided the loan is secured continuously by collateral consisting of cash, Government Securities or a letter of credit. This collateral is marked to market daily to ensure that the loan is fully collateralized at all times. Under procedures adhered to by the Portfolio, the loan must be callable by the Portfolio at any time and the Portfolio must have the right to obtain the return of the securities loaned. The Portfolio also has the right to receive any interest paid on the securities loaned. The Portfolio will not lend securities having an aggregate market value exceeding one-third of its total assets.

          Loans of securities will only be made to firms deemed by the Board of Trustees of MIP to be creditworthy (such creditworthiness will be monitored on an ongoing basis by the Portfolio Adviser) and when the income expected to be earned from such loans justifies the attendant risks. There may be delays in the recovery of the loaned securities or a loss of rights in the collateral supplied should the borrower fail financially, in which case the Portfolio could suffer a loss. In addition, securities lending involves a form of leverage, and the Portfolio may incur a loss if securities purchased with the collateral from securities loans decline in value or if the income earned does not cover transaction costs. The Portfolio may pay reasonable finder's, administrative and custodial fees in connection with loans of securities.

          Loans of securities provide a way for the Portfolio to earn income either through the reinvestment of the cash collateral or the payment of fees by the borrower of the securities. The Portfolio does not intend to lend securities during the coming year.

          Repurchase Agreements. The Portfolio may enter into repurchase
          ---------------------
agreements with respect to any security in which it is authorized to invest, although the underlying security may mature in more than thirteen months. In a repurchase agreement the Portfolio purchases a security and the seller of the security to the Portfolio agrees to repurchase that security from the Portfolio at a mutually agreed-upon time and price. The maturity of its repurchase agreements are generally not more than seven days. Any repurchase agreements having longer maturities are deemed to be illiquid and are subject to the limitation on the purchase of illiquid securities by the Portfolio.

          The custodian of the Portfolio's assets or a subcustodian approved by MIP maintains custody of securities acquired through repurchase agreements. These securities serve as collateral to secure the obligation of the seller to repurchase the underlying security and the seller is required to post additional collateral if the value of the securities should decrease below the resale price including accrued interest under the repurchase agreement. Repurchase agreements are considered by the staff of the SEC to be loans by the Portfolio. The Portfolio Adviser monitors on an ongoing basis the value of the collateral. Certain costs may be incurred by the Portfolio in connection with the sale of the underlying securities if the seller does not repurchase them in accordance with the terms of the repurchase agreement. In addition, if bankruptcy proceedings are commenced with respect to the seller of the securities, disposition of the securities by the Portfolio may be delayed or limited. This could cause the Portfolio to suffer a loss if the value of the securities declines in value.

          Although it is not possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Portfolio in connection with insolvency proceedings), it is the policy of the Portfolio to effect repurchase agreements only with securities dealers, domestic banks or other financial institutions determined by the Portfolio Adviser to meet certain requirements as to creditworthiness.

          Municipal Obligations. The Portfolio may invest in municipal
          ---------------------
obligations. Municipal bonds generally have a maturity at the time of issuance of up to 40 years. Medium-term municipal notes are generally issued in anticipation of the receipt of tax funds, of the proceeds of bond placements, or of other revenues. The ability of an issuer to make payments on notes is therefore especially dependent on such tax receipts, proceeds from bond sales or other revenues, as the case may be. Municipal commercial paper is a debt obligation with a stated maturity of 270 days or less that is issued to finance seasonal working capital needs or as short-term financing in anticipation of longer-term debt.

          The Portfolio will invest in high-quality long-term municipal banks, municipal banks, municipal notes and short-term commercial paper, with remaining maturities not exceeding 13 months.

          Floating- and Variable-Rate Obligations. The Portfolio may purchase
          ---------------------------------------
floating and variable-rate obligations as described in the Prospectus. These obligations may include floating- and variable-rate demand notes and bonds, which are obligations ordinarily having stated maturities in excess of thirteen months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding thirteen months. Variable rate demand notes include master demand notes that are obligations that permit the Portfolio to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Portfolio, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of these obligations ordinarily has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of the obligations. The interest rate on a floating-rate demand obligation is based on a specified lending rate, such as a bank's prime rate, and is adjusted automatically each time that rate is adjusted. The interest rate on a variable-rate demand obligation is adjusted automatically at specified intervals. Frequently, these obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that the obligations generally will be traded, and there generally is no established secondary market for these obligations, although they are redeemable at face value. Where these obligations are not secured by letters of credit or other credit support arrangements, the Portfolio's right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and the Portfolio may invest in obligations which are not so rated only if the Portfolio Adviser determines that at the time of investment the obligations are of comparable quality to the other obligations in which the Portfolio may invest. The Portfolio Adviser considers on an ongoing basis the creditworthiness of the issuers of the floating- and variable-rate demand obligations in which the Portfolio invests. The Portfolio will not invest more than 10% of the value of its total net assets in floating- or variable-rate demand obligations whose demand feature is not exercisable within seven days. Such obligations may be treated as liquid if an active secondary market exists.

          Commercial Paper and Short-Term Corporate Debt Instruments.
          ----------------------------------------------------------

          The Portfolio may invest in commercial paper (including variable amount master demand notes), which consists of short-term, unsecured promissory notes issued by corporations to finance short-term credit needs. Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding nine months. Variable amount master demand notes are demand obligations that permit the investment of fluctuating amounts at varying market rates of interest pursuant to arrangements between the issuer and a commercial bank acting as agent for the payee of such notes whereby both parties have the right to vary the amount of the outstanding indebtedness on the notes. The investment adviser to the Portfolio monitors on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

          The Portfolio also may invest in non-convertible corporate debt securities (e.g., bonds and debentures) with not more than thirteen months remaining to maturity at the date of settlement. The Master Portfolio will invest only in such corporate bonds and debentures that are deemed appropriate by the Portfolio Advisor in accordance with Rule 2a-7 under the 1940 Act. Subsequent to its purchase by the Portfolio, an issue of securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase by the Portfolio. The investment adviser to the Portfolio will consider such an event in determining whether the Portfolio should continue to hold the obligation. To the extent the Portfolio continues to hold such obligations, it may be subject to additional risk of default. Neither event will require an immediate sale of such security by the Portfolio provided that, when a security ceases to be rated, the Board of Trustees of MIP determines that such security presents minimal credit risks and, provided further that, when a security rating is downgraded below the eligible quality for investment or no longer presents minimal credit risks, the Board finds that the sale of such security would not be in the Portfolio's interestholder's best interests.

          Forward Commitments, When-Issued Purchases and Delayed-Delivery
          ---------------------------------------------------------------
Transactions. The Portfolio may purchase securities on a when-issued or forward
------------
commitment (sometimes called a delayed-delivery) basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the date of the commitment to purchase. The Portfolio will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the Portfolio may sell these securities before the settlement date if it is deemed advisable. The Portfolio will not accrue income in respect of a security purchased on a forward commitment basis prior to its stated delivery date.

          Securities purchased on a when-issued or forward commitment basis are subject to changes in value and the Portfolio is subject to the risk that such fluctuations may occur prior to the actual delivery of the securities. Purchasing securities on a when-issued or forward commitment basis also involves the risk that the yield available in the market when the delivery takes place may be higher than that obtained by the Portfolio.

          Purchasing securities on a forward commitment basis when the Portfolio is fully or almost fully invested may result in greater potential fluctuation in the value of the Portfolio's net assets. In addition, because the Portfolio will set aside cash and other high quality liquid debt securities as described above, the liquidity of the Portfolio's investment portfolio may decrease as the proportion of securities purchased on a when-issued or forward commitment basis increases.

          Illiquid Securities. The Portfolio may invest in securities not
          -------------------
registered under 1933 Act and other securities subject to legal or other restrictions on resale. Because such securities may be less liquid than other investments, they may be difficult to sell promptly at an acceptable price.

          Foreign Obligations. Investments in foreign obligations involve
          -------------------
certain considerations that are not typically associated with investing in domestic obligations. There may be less publicly available information about a foreign issuer than about a domestic issuer. Foreign issuers also are not generally subject to uniform accounting, auditing and financial reporting standards or governmental supervision comparable to those applicable to domestic issuers. In addition, with respect to certain foreign countries, taxes may be withheld at the source under foreign income tax laws, and there is a possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could adversely affect investments in, the liquidity of, and the ability to enforce contractual obligations with respect to, securities of issuers located in those countries.

          Obligations of foreign banks and foreign branches of U.S. banks involve somewhat different investment risks from those affecting obligations of U.S. banks, including the possibilities that liquidity could be impaired because of future political and economic developments; the obligations may be less marketable than comparable obligations of U.S. banks; a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; foreign deposits may be seized or nationalized; foreign governmental restrictions (such as foreign exchange controls) may be adopted which might adversely affect the payment of principal and interest on those obligations; and the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks. In addition, the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks differ from those applicable to U.S. banks. In that connection, foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

          Funding Agreements. The Portfolio may invest in short-term funding
          ------------------
agreements. A funding agreement is a contract between an issuer and a purchaser that obligates the issuer to pay a guaranteed rate of interest on a principal sum deposited by the purchaser. Funding agreements will also guarantee the return of principal and may guarantee a stream of payments over time. A funding agreement has a fixed maturity and may have either a fixed, variable or floating interest rate that is based on an index and guaranteed for a fixed time period. The Portfolio will purchase short-term funding agreements only from banks and insurance companies that, at the time of purchase, are rated in one of the three highest rating categories and have assets of $1 billion or more. The secondary market, if any, for these funding agreements is limited; thus, such investments purchased by the Portfolio may be treated as illiquid. If a funding agreement is determined to be illiquid it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio's net asset value than if the value were based on available market quotations.

          Loan Participation Agreements. The Portfolio may purchase interests in
          -----------------------------
loan participations that typically represent direct participation in a loan to a corporate borrower, and generally are offered by an intermediary bank or other financial institution or lending syndicate. Under these loan participation arrangements, the Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled from the bank selling the loan participation upon receipt by the bank of the payments from the borrower. The borrower in the underlying loan will be deemed to be the issuer of the participation interest except to the extent the Portfolio derives its rights from the intermediary bank that sold the loan participation. Such loans must be to issuers in whose obligations the Portfolio may invest. Any participation purchased by the Portfolio must be sold by an intermediary bank in the United States with assets exceeding $1 billion. Because the bank issuing the loan participation does not guarantee the participation in any way, the participation is subject to the credit risks associated with the underlying corporate borrower. In addition, it may be necessary, under the terms of the loan participation, for the Portfolio to assert its rights against the underlying corporate borrower, in the event that the underlying corporate borrower should fail to pay principal and interest when due. Thus, the Portfolio could be subject to delays, expenses, and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the borrower. Moreover, under the terms of the loan participation, the Portfolio may be regarded as a creditor of the issuing bank (rather than of the underlying corporate borrower), so that the Portfolio also may be subject to the risk that the issuing bank may become insolvent. Further, in the event of the bankruptcy or insolvency of the corporate borrower, the loan participation might be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the issuing bank. The secondary market, if any, for these loan participation interests is limited; thus, such participations purchased by the Portfolio may be treated as illiquid. If a loan participation is determined to be illiquid, it will be valued at its fair market value as determined by procedures approved by the Board of Trustees. Valuation of illiquid indebtedness involves a greater degree of judgment in determining the Portfolio's net asset value than if the value were based on available market quotations.

Rule 144A.
----------

          It is possible that unregistered securities, purchased by the Portfolio in reliance upon Rule 144A under the 1933 Act, could have the effect of increasing the level of the Portfolio's illiquidity to the extent that qualified institutional buyers become, for a period, uninterested in purchasing these securities.

Letters of Credit
-----------------
          Certain debt obligations, certificates of participation, commercial paper and other short-term obligations which the Portfolio is permitted to purchase may be backed by an unconditional and irrevocable letter of credit of a bank, savings and loan association or insurance company which assumes the obligation for payment of principal and interest in the event of default by the issuer. Letter of credit-backed investments must, in the opinion of BGFA, be of investment quality comparable to other permitted investments of the Portfolio.

                                  MANAGEMENT

          Directors and Officers. The Board of Trustees of the Trust has the
          ----------------------
overall responsibility for monitoring and supervising the operations of the Trust and the Funds. The officers of the Trust are responsible for managing the day-to-day operations of the Trust and the Funds. MIP's Board of Trustees has similar responsibilities with respect to the operations of the Portfolio.

          Set forth below is information with respect to each of the Trustees and officers of the Trust, including their principal occupations during the past five years.


                                                       Independent Trustees
                                                       --------------------

                                                                                                          # of
                                                                                                     Portfolios in
                                                     Term of                                              Fund            Other
                                 Position(s)       Office and                                           Complex       Directorships
                                Held with the       Length of            Principal Occupation         Overseen by        Held by
Name, Address and Age               Trust          Time Served          During Past Five Years          Trustee          Trustee
------------------------        -------------     -------------       --------------------------    ---------------  --------------
Donald S. Hunt (63)             Independent       Since 1998          Director, Vision III                 2               N/A
                                Trustee                               Imaging, Inc. September
                                                                      1997 to Present; Chairman
                                                                      and Director, ADA Business
                                                                      Enterprises, Inc., January
                                                                      2000 - Present;  President
                                                                      and Director, ADA Financial
                                                                      Services, January 1996 to
                                                                      January  2000; Director, ADA
                                                                      Holding Company, Inc., January
                                                                      1996 to January 2000; and
                                                                      Chairman and Chief Executive
                                                                      Officer, Global Training
                                                                      Network, Inc., September
                                                                      1995 - May 1997.


John D. Oliverio (49)           Independent       Since 1998          Chief Executive Officer,             2         Director,
                                Trustee                               President and Director,                        AHA
                                                                      Wheaton Franciscan                             Investment
                                                                      Services, Inc., July 1984-                     Funds, Inc.
                                                                      Present; Director, Covenant                    (7), prior to
                                                                      Healthcare System, July                        1997 - Present
                                                                      1989 - Present; Director                       Trustee, CCM
                                                                      All Saints Health System,                      Advisors
                                                                      July 1992 - Present;                           Funds (7),
                                                                      Director, Affinity Health                      September
                                                                      System, January 1995 -                         2001 -
                                                                      Present; Director,                             Present;
                                                                      Franciscan Ministries,                         Trustee,
                                                                      January 1998 - Present;                        CCMA Select
                                                                      and Director, United Health                    Investment
                                                                      System, September 1998 -                       Trust, (1),
                                                                      Present.                                       September
                                                                                                                     2001 -
                                                                                                                     Present
                                                  Interested Trustees & Officers
                                                  ------------------------------

                                                                                                          # of
                                                                                                     Portfolios in
                                                     Term of                                              Fund            Other
                                 Position(s)       Office and                                           Complex       Directorships
                                Held with the       Length of            Principal Occupation         Overseen by        Held by
Name, Address and Age               Trust          Time Served          During Past Five Years          Trustee          Trustee
------------------------        -------------     -------------       --------------------------    ---------------  --------------
E. Scott Peterson (48)*         Trustee           Since 1998          Consultant, Hewitt                   2               N/A
                                                                      Associates LLC

Stacy L. Schaus (42)            President         N/A                 Principal, Hewitt                   N/A              N/A
                                                                      Associates LLC, October
                                                                      1989 - Present; and
                                                                      Chief Operating Officer,
                                                                      Hewitt Financial Services,
                                                                      LLC, 1985 - Present.

Peter E. Ross (42)              Secretary         N/A                 Attorney, Hewitt Associates         N/A              N/A
                                                                      LLC August 1989 - Present;
                                                                      Attorney and Compliance
                                                                      Officer, Hewitt Financial
                                                                      Services LLC, January
                                                                      1994 - Present; and Secretary,
                                                                      AHA Investment Funds, Inc. May
                                                                      2000 - Present

Anthony P. Sartori (41)         Treasurer and     N/A                 Accountant, Hewitt Associates       N/A              N/A
                                Chief                                 LLC, March 1985 - Present;
                                Financial                             and Chief Financial Officer and
                                                                      Treasurer, Hewitt Financial
                                                                      Services LLC, November 1999 -
                                                                      Present.

-----------------------

* Trustee who is an "interested person" of the Trust, as defined in the 1940 Act, because of his affiliation with Hewitt Associates LLC, an affiliate of the distributor of the Funds' shares.

          The address of each Trustee and officer of the Trust is 100 Half Day Road, Lincolnshire, Illinois 60069.

          Board Committees. There is one standing committee of the Board of
          ----------------
Trustees which is the Audit Committee. The members of the Audit Committee are Donald S. Hunt and John D. Oliverio, each a Trustee of the Trust who is not an "interested person" of the Trust (as that term is defined in the 1940
Act)("Independent Trustee"). The Audit Committee is responsible for advising the full Board with respect to accounting, auditing and financial matters affecting the Trust. During the fiscal year ended December 31, 2001, the Audit Committee held one meeting.

          Board Interest in the Funds. The Trustees own the following amounts
          ---------------------------
in the Funds:

Name of Trustee              Dollar Range of Equity Securities in the Funds (None,
                             $1-$10,000, 10,001-$50,000, $50,001-$100,000,
                             Over $100,000)                                                Aggregate Dollar Range of
                                                                                           Equity Securities in all
                                                                                           Registered Investment
                                                                                           Companies Overseen by Trustee
                                 Institutional                                             in Family of Investment
                               Money Market Fund       Money Market Fund          Companies
                               -----------------       -----------------          ---------
E. Scott Peterson, Trustee           None                $1 - $10,000            $1 - $10,000

Donald S. Hunt,                      None                   None                     None
Independent Trustee

John D. Oliverio,                    None                   None                     None
Independent Trustee


          Trustee Interest in Investment Advisers, Distributor or Affiliates.
          ------------------------------------------------------------------
Neither the Independent Trustees, nor members of their immediate family, own securities beneficially or of record in Hewitt Associates LLC, Barclays Global Fund Advisors, Hewitt Financial Services LLC or any affiliate of the Hewitt Associates LLC, Barclays Global Fund Advisors or Hewitt Financial Services LLC as shown by the chart below. Accordingly, neither the Independent Trustees, nor members of their immediate family, have direct or indirect interest, the value of which exceeds $60,000, in Hewitt Associates LLC, Barclays Global Fund Advisors, Hewitt Financial Services LLC or any of their affiliates.


-------------------------------------------------------------------------------------------------
                       Name of
                      Owners and
                     Relationships                      Title of      Value of    Percent of
Name of Trustee       to Trustee      Company             Class      Securities     Class

-------------------------------------------------------------------------------------------------
Donald S. Hunt           N/A            N/A                N/A           N/A          N/A
Independent Trustee

John D. Oliverio,        N/A            N/A                N/A           N/A          N/A
Independent Trustee


          Trustee Interest in Any Material Transactions with Investment
          -------------------------------------------------------------
Advisers, Distributor or Affiliates. During the two most recently completed
-----------------------------------
calendar years (i.e., since January 1, 2000, neither the Independent Trustees, nor members of their immediate family, have conducted any transactions (or series of transactions) in which the amount involved exceeds $60,000 and to which the Hewitt Associates LLC, Barclays Global Fund Advisors, Hewitt Financial Services LLC or any affiliate of the Hewitt Associates LLC, Barclays Global Fund Advisors, or Hewitt Financial Services LLC were a party.

          Compensation. Trustees who are not employed by Hewitt Associates LLC
          -------------
or one of its affiliates are paid an attendance fee of $1000 for each meeting of the Board of Trustees they attend. Officers of the Trust receive no compensation from the Trust. Trustees who are not employees of Hewitt Associates LLC or one of its affiliates are reimbursed for reasonable out-of-pocket expenses incurred in connection with the performance of their responsibilities, including travel related expenses. As of the date of this Statement of Additional Information, the Trustees and officers of the Trust, as a group, owned less than 1% of the outstanding shares of the Trust and the Funds.

          Trustee compensation for the fiscal year ended December 31, 2001, was as follows:

                              Compensation Table
---------------------------------------------------------------------------------------------------
                                              Pension or
                                              Retirement                              Total
                          Aggregate        Benefits Accrued       Estimated       Compensation
  Name of Person,       Compensation       as Part of Trust     Benefits Upon   from Trust Paid
     Position             from Trust           Expenses           Retirement      to Trustees

---------------------------------------------------------------------------------------------------
Donald S. Hunt,             $4,000               $0                  $0              $4,000
Independent Trustee

John D. Oliverio,           $4,000               $0                  $0              $4,000
Independent Trustee

E. Scott Peterson,            $0                 $0                  $0                 $0
Trustee


         The Portfolio Adviser. The Portfolio Adviser, Barclays Global Fund
         ---------------------
Advisors, located at 45 Fremont Street, San Francisco, California 94105, is a subsidiary of Barclays Global Investors, N.A., which in turn is an indirect subsidiary of Barclays Bank PLC. It provides investment advisory services to the Portfolio pursuant to an investment advisory agreement with MIP (the "Advisory Agreement"). Pursuant to the Advisory Agreement, the Portfolio Adviser is responsible for the management of the investments of the Portfolio and makes all decisions regarding, and places all orders for, the purchase and sale of securities for the Portfolio.

         As compensation for services rendered and expenses assumed by the portfolio Adviser, the Portfolio pays the Portfolio Adviser a monthly fee which is computed at the annual rate of 0.10% of the net assets of the Portfolio. because the Funds are investors in the Portfolio, shareholders of the Funds indirectly bear this fee. Under the Advisory Agreement, the Portfolio Adviser is obligated to bear all of the ordinary operating expenses of the Portfolio other than the advisory fee.

          The Advisory Agreement was approved by the Board of Trustees of MIP, including a majority of the Trustees of MIP who are not "interested persons," as defined by the 1940 Act of MIP or the Portfolio Adviser. It continues in effect from year to year thereafter if approved annually by either (i) MIP's Board of Trustees or (ii) vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act); provided that the continuance also is approved by a majority of the members of MIP's Board of Trustees who are not "interested persons" (as defined in the 1940 Act) of MIP or the Portfolio Adviser, by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement is terminable without penalty, on 60 days' written notice by the Board of Trustees of MIP or by vote of the holders of a majority of the outstanding voting securities of the Portfolio. As required by the 1940 Act, the Advisory Agreement provides for its automatic termination in the event of its assignment (as defined by the 1940 Act).

          Manager for the Money Market Fund.  Hewitt Associates LLC ("Hewitt
          ---------------------------------
Associates") serves as the investment adviser of the Money Market Fund and also provides administrative services to the Money Market Fund pursuant to the terms of an management agreement dated August 23, 2000 (the "Fund Management Agreement"), entered into by the Trust on behalf of the Money Market Fund and Hewitt Associates. Pursuant to the Fund Management Agreement, Hewitt Associates is responsible for the management of the investments of the Money Market Fund. Hewitt Associates is also required to furnish the following administrative services to the Fund: (i) maintaining such office facilities as necessary to provide the services the Fund (which may be in the offices of Hewitt Associates or a corporate affiliate); (ii) furnishing non-investment related statistical and research data, data processing services, clerical services, executive and administrative services, and stationery and office supplies in connection with its services; (iii) furnishing corporate secretarial services including preparation and distribution of materials for Board of Trustees meetings with respect to matters concerning the Money Market Fund; (iv) assisting in the preparation of the Trust's Registration Statement registering the shares of the Fund and any Pre-Effective and Post-Effective Amendments to the Trust's Registration Statement, Notices of Annual or Special Meetings of Shareholders and Proxy materials relating to such Meetings; (v) assisting in the preparation of periodic reports to shareholders of the Money Market Fund and its regulatory filings; (vi) assisting in the determination of the jurisdictions in which the Money Market Fund's shares will be registered or qualified for sale; (vii) providing the services of persons employed by Hewitt Associates or its affiliates who may be appointed as officers of the Trust by the Trust's Board of Trustees; (viii) assisting the Money Market Fund in routine regulatory examinations, and working closely with outside counsel to the Money Market Fund in response to any litigation, investigations or regulatory matters; and (ix) assisting in the preparation of the financial statements of the Money Market Fund and in coordinating the annual audit of such financial statements by the independent auditors of the Trust. In performing its duties as administrator of the Trust, Hewitt Associates will act in accordance with the Declaration of Trust, By-Laws, Prospectus of the Money Market Fund and with the instructions and directions of the Board of Trustees of the Trust and will conform to and comply with the requirements of the 1940 Act and the rules thereunder and all other applicable federal or state laws and regulations.

          Subject to the approval of the Board of Trustees of the Trust, Hewitt Associates is authorized to pursue the investment objective of the Money Market Fund by investing all of the Money Market Fund's investable assets in another pooled investment fund, such as the Portfolio. When the Money Market Fund pursues its objective in this manner, the fee payable to Hewitt Associates, pursuant to the Fund Management Agreement, is reduced by the full amount of the Portfolio's advisory fee and other ordinary operating expenses that are borne by the Money Market Fund as an investor in the Portfolio. The Trust's Board of Trustees has authorized Hewitt Associates to invest the Money Market Fund's assets in the Portfolio.

          As compensation for services rendered and expenses assumed by Hewitt Associates, the Money Market Fund pays Hewitt Associates a monthly fee which is computed at the annual rate of 0.40% of the average daily net assets of the Money Market Fund.

          The Fund Management Agreement was approved for an initial term of two years by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons," as defined by the 1940 Act of the Trust or of Hewitt Associates at a meeting held in person on August 23, 2000. It continues in effect from year to year thereafter if approved annually by either
(i) the Board of Trustees of the Trust or (ii) a vote of a majority of the outstanding voting securities of the Money Market Fund (as defined in the 1940
Act); provided that the continuance also is approved by a majority of Board of Trustees of the Trust who are not "interested persons" (as defined in the 1940
Act) of the Trust or Hewitt Associates, by vote cast in person at a meeting called for the purpose of voting on such approval. The Fund Management Agreement is terminable without penalty, on 60 days' written notice by the Board of Trustees of the Trust or by vote of the holders of a majority of the outstanding voting securities of the Money Market Fund. As required by the 1940 Act, the Fund Management Agreement provides for its automatic termination in the event of its assignment (as defined by the 1940 Act).

          When approving the Fund Management Agreement, the Trustees, including the Independent Trustees, considered a number of factors, including: (1) the expected nature, quality and scope of the management and investment advisory services and personnel provided to the Fund by Hewitt Associates; (2) the rate of the investment advisory fees payable to the Hewitt Associates and a comparison of the fees paid by comparable funds; (3) the compensation (in addition to the investment advisory fees) and other benefits received by Hewitt Associates and its affiliates; (4) Hewitt Associate's costs in providing the services; (5) possible alternatives to the investment advisory arrangement with Hewitt Associates; and (6) the operating expenses of the Fund.

          Administrator for the Institutional Money Market Fund. Hewitt
          -----------------------------------------------------
Associates provides administrative services to the Institutional Money Market Fund pursuant to the terms of an administration agreement dated September 1, 1998, as amended August 23, 2000 (the "Administration Agreement"). Services provided by Hewitt Associates pursuant to this agreement include, but are not limited to: managing the daily operations and business affairs of the Institutional Money Market Fund, subject to the supervision of the Board of Trustees; overseeing the preparation and maintenance of all documents and records required to be maintained by the Institutional Money Market Fund; preparing or assisting in the preparation of the Institutional Money Market Fund's regulatory filings, prospectuses and shareholder reports; providing, at its own expense, the services of its personnel to serve as officers of the Trust; and preparing and disseminating material for meetings of the Board of Trustees relating to the Institutional Money Market Fund and meeting of its shareholders. For these services, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at the annual rate of 0.10% of the Institutional Money Market Fund's average daily net assets.

          The Administration Agreement was approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" of the Trust or of Hewitt Associates or the Distributor, as defined by the 1940 Act (the "Independent Trustees"), at a meeting held in person on August 23, 2000. It has an initial term expiring August 23, 2002, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Administration Agreement terminates automatically in the event of its "assignment" (as defined by the 1940 Act), and may be terminated by either party without penalty on not less than 60 days' written notice.

          Pursuant to the Administration Agreement, the Trust has acknowledged that the name "Hewitt" is a property right of the Administrator and its affiliates and has agreed that the Administrator and its affiliated companies may use and permit others to use that name. If the Administration Agreement is terminated, the Trust may be required to cease using the name Hewitt as part of its name or the name of the Institutional Money Market Fund, unless otherwise permitted by the Administrator or any successor to its interest in such name.

          The Administrator also serves as the shareholder servicing agent for the Institutional Money Market Fund and is paid compensation by the Institutional Money Market Fund for furnishing various shareholder related services. See "Shareholder Servicing Arrangements for the Institutional Money Market Fund," below.

          Shareholder Servicing Arrangements for the Institutional Money Market
          ---------------------------------------------------------------------
Fund. The Institutional Money Market Fund has retained Hewitt Associates to
----
serve as the shareholder servicing agent pursuant to the terms of a shareholder servicing agreement dated August 23, 2000 (the "Institutional Shareholder Servicing Agreement"). Pursuant to the Institutional Shareholder Servicing Agreement, the Institutional Money Market Fund pays Hewitt Associates a monthly fee calculated at an annual rate of 0.20% of the Institutional Money Market Fund's average daily net assets.

          The Institutional Shareholder Servicing Agreement was approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees, at a meeting held in person on August 23, 2000. It has an initial term expiring August 23, 2002, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. The Institutional Shareholder Servicing Agreement terminates automatically in the event of its "assignment" (as defined by the 1940 Act), and may be terminated by either party to the agreement without penalty on not less than 60 days' written notice.

          Shareholder Servicing Arrangements for the Money Market Fund. The
          ------------------------------------------------------------
Money Market Fund has retained Hewitt Financial Services LLC to serve as the shareholder servicing agent pursuant to the terms of a shareholder servicing agreement dated August 23, 2000 (the "Shareholder Servicing Agreement"). Pursuant to the Shareholder Servicing Agreement, the Money Market Fund pays Hewitt Financial Services LLC a monthly fee calculated at an annual rate of 0.25% of the Money Market Fund's average daily net assets.

          The Shareholder Servicing Agreement was approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees, at a meeting held in person on August 23, 2000. It has an initial term expiring August 23, 2002, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees of the Trust, including the vote of a majority of the Independent Trustees. The Shareholder Servicing Agreement terminates automatically in the event of its "assignment" (as defined by the 1940 Act), and may be terminated by either party to the agreement without penalty on not less than 60 days' written notice.

                           DISTRIBUTION ARRANGEMENTS

          Hewitt Financial Services LLC, an affiliate of Hewitt Associates, serves as the distributor of shares of the Funds (the "Distributor"). The Distributor also serves as the Shareholder Servicing Agent for the Money Market Fund and is paid compensation by the Money Market Fund for furnishing various shareholder related services. See "Shareholder Servicing Arrangements for the Money Market Fund," above. The Distributor also receives payments from the Funds in connection with the distribution of Funds' shares, as described below.

          Distribution Agreement. The Distributor serves as the exclusive
          -----------------------
distributor of shares of the Funds pursuant to two distribution agreements with the Trust on behalf of the Funds, dated as of August 23, 2000 (the "Distribution Agreements"). Pursuant to the Distribution Agreements, the Distributor is authorized to enter into selling agreements with securities dealers and other financial institutions for the distribution of shares. Shares of the Funds are available for purchase on a continuous basis from the Distributor, as agent, although the Distributor is not obligated to sell any particular amount of shares. The Institutional Money Market Fund has appointed Hewitt Associates, the shareholder servicing agent, as its agent for purposes of accepting orders to purchase and redeem shares of the Institutional Money Market Fund on behalf of the Distributor and transmitting those orders to the Institutional Money Market Fund's transfer agent.

          The Distribution Agreements were approved by the Board of Trustees of the Trust, including a majority of the Independent Trustees, at a meeting held in person on August 23, 2000. The Distribution Agreements have initial terms expiring August 23, 2002, and may be continued in effect from year to year thereafter if such continuance is approved annually by the Board of Trustees, including the vote of a majority of the Independent Trustees. The Distribution Agreements may be terminated at any time, without penalty, by either party upon 60 days written notice and terminates automatically in the event of an "assignment" as defined by the 1940 Act.

          Under the Distribution Agreements, the Distributor is required to bear all of the costs associated with distribution of shares of the Funds, including the incremental cost of printing prospectuses, annual reports and other periodic reports for distribution to prospective investors and the costs of preparing, distributing and publishing sales literature and advertising materials. As described below, the Money Market Fund pays a fee to the Distributor for services it renders in connection with the distribution its shares.

          Distribution Plan (Shares of the Money Market Fund Only). The Trust
          --------------------------------------------------------
has adopted a plan and agreement of distribution pursuant to Rule 12b-1 under the Investment Company Act which allows the Money Market Fund to pay expenses relating to the distribution of its shares (the "Distribution Plan"). Under the Distribution Plan, the Money Market Fund pays a fee to the Distributor, calculated at an annual rate of 0.25% of the average daily net assets of the Money Market Fund, as compensation for the services the Distributor renders and the expenses it bears in connection with the sale and distribution of shares of the Money Market Fund. This fee is an expense of the Money Market Fund only and is not borne by Institutional Money Market Fund. All or a portion of the amounts received by the Distributor pursuant to the Distribution Plan may be used to compensate securities dealers and other financial intermediaries for services they provide to their customers who purchase shares of the Money Market Fund. Additional payments may be made by the Distributor or Hewitt Associates to such organizations at their own expense.

          The Distribution Plan was approved by the Board of Trustees of the Trust, including a majority of the Trustees who are not "interested persons" (as defined by the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Distribution Plan or in any agreement related to the Plan ("Qualified Trustees"), at a meeting held in person on August 23, 2000. It provides that it will continue in effect for a period of one year from the date of its execution, and may be continued in effect from year to year thereafter, provided that each such continuance is approved annually by a vote of both a majority of the Board of Trustees and a majority of the Qualified Trustees. The continuance of the Distribution Plan was approved by a majority of the Board of Trustees of the Trust, including a majority of the Qualified Trustees, at a meeting held in person on August 29, 2001. The Distribution Plan requires that the Trust provide the Board of Trustees of the Trust, and that the Board review, at least quarterly, a written report of the amounts expended (and the purposes therefor) under the Distribution Plan. In addition, the Distribution Plan provides that the selection and nomination of Qualified Trustees shall be committed to the discretion of those Trustees, who are not "interested persons" (as defined by the 1940 Act) of the Distributor, then in office. The Distribution Plan may be terminated at any time by a vote of a majority of the Qualified Trustees or by vote of a majority of the outstanding voting shares of the Money Market Fund (as defined by the 1940 Act). It may not be amended to increase materially the amount of permitted expenses thereunder without the approval of the shareholders of the Money Market Fund and may not be materially amended in any other respect without a vote of the majority of both the Trustees and the Qualified Trustees.

          Since payments made pursuant to the Distribution Plan are not directly tied to actual expenses, the amount of payments by the Money Market Fund to the Distributor during any year may be more or less than actual expenses incurred by the Distributor in providing services. For this reason, this type of distribution fee arrangement is characterized by the staff of the Securities and Exchange Commission as being of the "compensation variety" (in contrast to "reimbursement" arrangements under which payments by a fund are made only to reimburse specific expenses). However, the Money Market Fund is not liable to pay any distribution related expenses incurred by the Distributor in excess of the amounts paid pursuant the Distribution Plan.

          The Distribution Plan was adopted by the Board of Trustees of the Trust to foster the distribution of shares of the Money Market Fund. The Trustees believe that the Distribution Plan will provide an incentive for the Distributor to promote the sale of shares of the Money Market Fund. In addition, the Trustees believe that the Distribution Plan may help assure that assets of the Money Market Fund reach a level that will enable the per share expenses of its shares to be competitive with the per share expenses of other money market funds. For these reasons, the Board of Trustees determined that adoption of the Distribution Plan will benefit the Money Market Fund and shareholders who own its shares.

          The Trustees and officers of the Trust who are members or employees of the Distributor, or of any company affiliated with or controlling the Distributor, may be deemed to have a direct or indirect interest in the operation of the Distribution Plan.

                                    EXPENSES

          All expenses of the Trust and the Funds not expressly assumed by Hewitt Associates as investment adviser of the Money Market Fund or as the administrator of the Institutional Money Market Fund are paid by the respective Funds. In addition, as investors in the Portfolio, the Funds each bear a pro rata portion of the expenses of the Portfolio. Expenses borne by the Funds and the Portfolio include, but are not limited to: fees for investment advisory and administration services; fees paid to the shareholder servicing agents; in the case of the Money Market Fund, the distribution fee payable by the Fund; the fees and expenses of any registrar, custodian, accounting agent, transfer agent or dividend disbursing agent; brokerage commissions; taxes; registration costs; the cost and expense of printing, including typesetting, and distributing prospectuses and supplements thereto to shareholders; all expenses of shareholders' and Trustees' meetings and of preparing, printing and mailing of proxy statements and reports to shareholders; fees and travel expenses of Trustees or members of any advisory board or committee who are not employees of Hewitt Associates or the Distributor; all expenses incident to any dividend, withdrawal or redemption options; charges and expenses of any outside service used for pricing shares of the Fund; fees and expenses of legal counsel; fees and expenses of independent auditors; membership dues of industry associations; interest on borrowings; postage; insurance premiums on property or personnel (including officers and Trustees) of the Trust which inure to its benefit; and extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification relating thereto).

          The Institutional Money Market Fund's administration agreement requires Hewitt Associates to absorb expenses of that Fund (excluding interest, brokerage commissions and extraordinary expenses) to the extent necessary to assure that total ordinary operating expenses of the Institutional Money Market Fund do not exceed annually 0.45% of its average daily net assets. The Money Market Fund and Hewitt Associates have entered into an expense limitation agreement under which Hewitt Associates has agreed to waive its fees or to absorb expenses of that Fund (excluding interest, brokerage commissions and extraordinary expenses) to the extent necessary to assure that total ordinary operating expenses of the Money Market Fund do not exceed annually 0.95% of its average daily net assets. Under that agreement, the Money Market Fund will be obligated to reimburse Hewitt Associates for any fees waived and expenses absorbed, but only if the reimbursement is made within three years from the date waived or absorbed and only to the extent that the reimbursement does not cause the total ordinary operating expenses of the Money Market Fund to exceed the expense limitations. The expense limitations of the Funds may not be modified or terminated with the approval of the Board of Trustees.

          With respect to the Institutional Money Market Fund (previously known as the Hewitt Money Market Fund), for the periods October 1, 1998 (commencement of operations) to February 28, 1999, and March 1, 1999 to December 31, 1999, fees payable to the Portfolio Adviser, Administrator, Shareholder Servicing Agents and Distributor were as follows:


                                                                                                           10/1/98 (commencement
                                                                                             3/1/99            of operations)
                                                                                           to 12/31/99           to 2/28/99
                                                                                           -------------   ------------------------
The portion of the advisory fee payable by the Portfolio to the Portfolio
Advisor and the share of the ordinary operating expenses of
the Portfolio attributable to the Fund.............................................           $ 65,000                  $11,934

Administration fee payable to Hewitt Associates....................................           $ 61,792                  $11,629

Shareholder servicing fee payable to Hewitt
Associates and the Distributor.....................................................           $144,210                  $27,879
----------------------------------------------------------------------------------------------------------------------------------

Distribution fees payable to the Distributor with respect
to Administrative Shares/1/...............................   $103.133    $23,108
--------------------------------------------------------------------------------

     Portions of the fees payable by the Funds were waived and certain Fund Expenses were reimbursed during the fiscal year to satisfy the limitations on the Funds' operating expenses described above.

With respect to the Institutional Money Market Fund, for the year ended December 31, 2000 fees payable to the Investment Adviser, Portfolio Adviser, Administrator, Shareholder Servicing Agent and Distributor were as follows:

The portion of the advisory fee payable by the
Portfolio to the Portfolio Advisor and
the share of the ordinary operating expenses of
the Portfolio attributable to the Fund.................          $134,539

Administration fee payable to Hewitt Associates
as to Administrative Shares............................          $ 82,782

Administration fee payable to Hewitt Associates
as to shares of the Institutional Money Market Fund....          $ 51,651

Shareholder servicing fee payable to Distributor
as to Administrative Shares............................          $165,564
------------------------------------------------------------------------------

Shareholder servicing fee payable to Hewitt
Associates LLC.........................................          $131,443
------------------------------------------------------------------------------

Distribution fees payable to Hewitt Financial
Services LLC with respect to Administrative Shares.....          $131,443
------------------------------------------------------------------------------

------------------------------------------------------------------------------

With respect to the Hewitt Money Market Fund, for the period December 4, 2000, (commencement of operation of the Fund) to December 31, 2000 fees payable to the Investment Adviser, Portfolio Adviser, Shareholder Servicing Agent and Distributor were as follows:

The portion of the advisory fee payable by the
Portfolio to Barclays Global Fund Advisors, the
share of the ordinary operating expenses of the
Portfolio attributable to the Fund and the advisory
fee payable by the Fund to Hewitt Associates LLC.......          $16,281

Shareholder servicing fee payable to Hewitt
Financial Services LLC.................................          $10,238
------------------------------------------------------------------------------

Distribution fees payable to Hewitt Financial
Services LLC with respect to Administrative Shares.....          $10,238
------------------------------------------------------------------------------
With respect to the Institutional Money Market Fund, for the year ended December 31, 2001 fees payable to the Portfolio Adviser, Administrator and Shareholder Servicing Agent were as follows:

The portion of the advisory fee payable by
the Portfolio to the Barclays Global Fund
Advisors and the share of the ordinary
operating expenses of the Portfolio
attributable to the Fund...............................          $102,544

Administration fee payable to Hewitt
Associates.............................................          $102,441

Shareholder servicing fee payable to
Hewitt Associates LLC..................................          $204,882
------------------------------------------------------------------------------

With respect to the Hewitt Money Market Fund, for the year ended December 31, 2001 fees payable to the Investment Adviser, Portfolio Adviser, Shareholder Servicing Agent and Distributor were as follows:

The portion of the advisory fee payable
by the Portfolio to Barclays Global Fund
Advisors, the share of the ordinary
operating expenses of the Portfolio
attributable to the Fund and the advisory
fee payable by the Fund to Hewitt
Associates LLC.........................................          $248,571

Shareholder servicing fee payable to
Hewitt Financial Services LLC..........................          $155,376
------------------------------------------------------------------------------

Distribution fees payable to Hewitt
Financial Services LLC.................................          $155,376

Of the $155,376 in distribution fees paid by the Money Market Fund for the year ended December 31, 2001, $0 was paid for advertising and printing and mailing of proespectuses to persons other than current shareholders, and $155,376 was paid to broker-dealers and other financial intermediaries for distribution assistance.
------------------------------------------------------------------------------

     Portions of the fees payable by the Funds were waived and certain Fund Expenses were reimbursed during the fiscal year to satisfy the limitations on the Funds' operating expenses described above.



/1/ The Institutional Money Market Fund (previously known as the Hewitt Money
    Market Fund) ceased offering Administrative Shares on December 1, 2000. On December 4, 2000, all Administrative Shares were redeemed and shareholders of the shares reinvested proceeds into the Money Market Fund.

                        DETERMINATION OF NET ASSET VALUE

          Days and Times Net Asset Value Per Share is Computed. The Prospectus
          ----------------------------------------------------
describes the days on which the net asset values per share of the Funds are computed for purposes of purchases and redemptions of shares by investors, and also sets forth the times as of which such computations are made.

          Shares of the Funds may be purchased on any that the New York Stock Exchange (NYSE) is open and that is not a federal bank holiday. The following days are either days on which the NYSE is closed or which are federal bank holidays: New Year's Day; Martin Luther King's Birthday (third Monday in January); Presidents' Day (third Monday in February); Good Friday (Friday before Easter); Memorial Day (last Monday in May); Independence Day; Labor Day (first Monday in September); Columbus Day (second Monday in October); Veterans Day; Thanksgiving Day (fourth Thursday in November); and Christmas Day.

          Net asset value is computed as of the closing time of the U.S. government securities markets on days when the Public Securities Association recommends an early closing of such markets. Early closings may occur the Fridays preceding the following holidays: Martin Luther King's Birthday; Presidents' Day; Memorial Day; Labor Day; and Columbus Day. Early closings may also occur on the business days preceding the following holidays: Independence Day; Veterans Day; Thanksgiving Day; Christmas Day; New Year's Day, and the Friday following Thanksgiving Day.

          The net asset values per share of the Institutional Money Market Fund and the Money Market Fund are computed separately. The net asset value of a Fund's shares is calculated by dividing the value of such Fund's total assets, less its liabilities (including accrued expenses), by the number of shares of the Fund outstanding. The value of the Portfolio's net assets (its securities and other assets, less its liabilities, including expenses payable or accrued) is determined at the same time and on the same days as the net asset values per share of the Funds are determined. Unlike most other money market funds, the Institutional Money Market Fund does not seek to maintain a stable net asset value per share. The Money Market Fund seeks to maintain a net asset value of $1.00 per share. However, no assurance can be given that the Money Market Fund will be able to maintain a stable net asset value.

          Amortized Cost Valuation. The Funds and the Portfolio use the
          ------------------------
amortized cost method of valuation to determine the value of their portfolio securities in accordance with the provisions of Rule 2a-7 under the 1940 Act. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates on the market value of the security. This method of valuation does not take into account unrealized capital gains and losses resulting from changes in the market values of the securities due to changes in prevailing interest rate levels or other factors.

          While this method provides certainty in valuation, it may result in periods during which the value, as determined by amortized cost, is higher or lower than the price that a Fund or the Portfolio would receive if the security were sold. During these periods the yield to a shareholder may differ somewhat from that which could be obtained from a similar fund that used a method of valuation based upon market prices. Thus, during periods of declining interest rates, if the use of the amortized cost method resulted in a lower net asset value of a Fund's portfolio on a particular day, a prospective investor in the Funds would be able to obtain a somewhat higher yield than would result from investment in a fund that used market quotations to value its portfolio of investments, and existing shareholders of the Funds would receive correspondingly less income. The converse would apply during periods of rising interest rates.

          Rule 2a-7 provides that in order to value its portfolio using the amortized cost method, the Funds (or to the extent the Funds invest in the Portfolio, the Portfolio) must maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase securities having remaining maturities (as defined in Rule 2a-7) of thirteen months or less and invest only in those high-quality securities that are determined by the Board of Trustees of the Trust (or
MIP) to present minimal credit risks. The maturity of an instrument is generally deemed to be a shorter period remaining until the date when the principal amount thereof is due or the date on which the instrument may be redeemed. However, Rule 2a-7 provides that the maturity of an instrument may be deemed shorter in the case of certain instruments, including certain variable- and floating-rate instruments subject to demand features. In addition, Rule 2a-7 requires that the Portfolio invest only in securities which have been determined by the Portfolio Adviser, under procedures adopted by the Board of Trustees of MIP, to present minimal credit risks and to be of eligible credit quality under applicable regulations.

                       PURCHASE AND REDEMPTION OF SHARES

          The procedures to be used in purchasing and redeeming shares of the Institutional Money Market Fund and the Money Market Fund are set forth in the Prospectus under "How To Buy Shares" and "How To Redeem Shares". Each Fund reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Funds.

          The following table shows the calculation of the offering price of shares of the Funds as of December 31, 2001:

                                       Net Assets      Shares Outstanding   Offering Price
                                       ----------      ------------------   --------------
Institutional Money Market Fund       109,284, 953          1,085,306           100.70

Money Market Fund                      66,254, 485         66,252,676             1.00

          Purchases by Check (the Money Market Fund Only). Shares of the Money
          -----------------------------------------------
Market Fund may be purchased by check as described in the Prospectus. If a check to purchase shares of the Money Market Fund does not clear, the shares purchased may be redeemed by the Distributor and the investor will be responsible for any loss or expenses incurred by the Fund or the Distributor as a result of the redemption or non-clearance.

          Mandatory Redemption of Shares. Under the Declaration of Trust, the
          ------------------------------
Trust has the right to redeem all shares held by a shareholder if as a result of one or more redemptions the aggregate value of shares held in the shareholder's account is less than such dollar amount of $1 million or such lesser amount as may be specified by the Trustees, which amount may be no greater than the then applicable minimum initial investment amount. There is currently no minimum required investment for shares of the Institutional Money Market Fund. There is also currently no minimum required initial investment for shares of the Money Market Fund, if those shares are held in an account with a financial intermediary (including the Distributor) that holds shares for its customers on an omnibus basis. Thus, shares of the Institutional Money Market Fund, and shares of the Money Market Fund held as described above, are not subject to the mandatory redemption procedure described above. As described in the Prospectus, shares of the Money Market Fund not held on an omnibus basis may be subject to mandatory redemption if the value of the shares held by a shareholder is less than $5,000. The Trust is under no obligation to compel the redemption of any account.

          Suspension of Redemptions. Redemption proceeds are normally paid as
          -------------------------
described in the Prospectus. The payment of redemption proceeds by a Fund may be postponed for more than seven days or the right of redemption suspended at times
(a) when the New York Stock Exchange is closed for other than customary weekends and holidays, (b) when trading on the New York Stock Exchange is restricted, (c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to determine fairly the value of its net assets, or (d) during any other period when the SEC, by order, so permits for the protection of shareholders. Applicable rules and regulations of the SEC will govern as to whether the conditions described in (b) or (c) exist.

          Redemption in Kind. In the event that the Board of Trustees determines
          ------------------
that it would be detrimental to the best interests of remaining shareholders of a Fund to pay any redemption or redemptions in cash, a redemption payment by the Fund may be made in whole or in part by a distribution in kind securities, subject to applicable rules of the SEC. Any securities distributed in kind will be readily marketable and will be valued, for purposes of the redemption, in the same manner as such securities are normally valued by the Fund in computing net asset value per share. In the unlikely event that shares are redeemed in kind, the redeeming shareholder would incur transaction costs in converting the distributed securities to cash. The Trust has elected to be governed by Rule 18f-1 under the 1940 Act and is therefore obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90 day period for any one shareholder.

                             PORTFOLIO TRANSACTIONS

          Purchases and sales of debt securities generally are principal transactions. Debt securities acquired for the Portfolio normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings or may be purchased directly from the issuer. Generally, Government Securities and other money market securities are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions. Under the 1940 Act, persons affiliated with MIP are prohibited from dealing with the Portfolio as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC or an exemption is otherwise available. However, the Portfolio may purchase securities from underwriting syndicates in which the Portfolio Adviser or an affiliate of the Portfolio Adviser is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the MIP Board of Trustees.

          MIP has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the MIP Board of Trustees, the Portfolio Adviser is responsible for the Portfolio's investment decisions and the placing of orders to purchase and sell securities. In placing orders, it is the policy of the Portfolio to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. While the Portfolio Adviser generally seeks reasonably competitive spreads or commissions, the Portfolio will not necessarily be paying the lowest spread or commission available.

          In assessing the best overall terms available for any transaction, the Portfolio Adviser considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer and, in the case of agency trades, the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The Portfolio Adviser may cause the Portfolio to pay a broker which furnishes brokerage and research services a higher commission than that which might be charged by another broker for effecting the same transaction, provided that the Portfolio Adviser determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by that broker, viewed in terms of either the particular transaction or the overall responsibilities of the Portfolio Adviser. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

          Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by the Portfolio Adviser and does not reduce the advisory fees payable by the Portfolio. The MIP Board of Trustees will periodically review the commissions paid by the Portfolio to consider whether commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Portfolio. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which the Portfolio Adviser exercises investment discretion. Conversely, the Portfolio may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other accounts or investment companies.

          Under Section 28(e) of the Securities Exchange Act of 1934, an adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of
Section 28(e), an adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Portfolio in any brokerage transaction may be less favorable than that available from another broker if the difference is reasonably justified by other aspects of the portfolio execution services offered.

          Broker-dealers utilized by the Portfolio Adviser may furnish statistical, research and other information or services which are deemed by the investment adviser to the Portfolio be beneficial to the Portfolio's investment program. Research services received from brokers supplement the Portfolio Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economics, securities, markets, specific industry groups and individual companies; information on political developments; portfolio management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Portfolio Adviser and to the Portfolio with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

          The outside research assistance is useful to the Portfolio Adviser since the brokers utilized by the Portfolio Adviser as a group tend to follow a broader universe of securities and other matters than the staff of the Portfolio Adviser can follow. In addition, this research provides the Portfolio Adviser with a diverse perspective on financial markets. Research services which are provided to the Portfolio Adviser by brokers are available for the benefit of all accounts managed or advised by the Portfolio Adviser. It is the opinion of the Portfolio Adviser that this material is beneficial in supplementing their research and analysis; and, therefore, it may benefit the Portfolio by improving the quality of the Portfolio Adviser's investment advice.

                                     TAXES

          It is the policy of the Trust to distribute each fiscal year substantially all each of the Fund's net investment income and net realized capital gains, if any, to shareholders. The Trust intends that the Funds will qualify as regulated investment companies under the provisions of the Internal Revenue Code of 1986, as amended (the "Code"). If so qualified, the Funds will not be subject to federal income tax on that part of their net investment income and net realized capital gains which they distribute to their shareholders. To qualify for such tax treatment, a Fund must generally, among other things: (a) derive at least 90% of its gross income from dividends, interest, payments received with respect to loans of stock and securities, and gains from the sale or other disposition of stock or securities and certain related income; and (b) diversify its holdings so that at the end of each fiscal quarter (i) 50% of the market value of such Fund's assets is represented by cash, Government Securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of such Fund's assets or 10% of the voting securities of any issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than Government Securities).

          The Portfolio has elected to be treated as a partnership for federal income tax purposes and therefore believes that it will not be required to pay any federal or state income or excise taxes. Any interest, dividends, gains and losses of the Portfolio will be deemed to pass through to each of the Funds in proportion to the Funds' respective ownership interests in the Portfolio. Thus, to the extent that the Portfolio accrues but does not distribute income or gains, each Fund will be deemed to have realized and recognized its proportionate share of interest, dividends and gains, regardless of whether there has been a distribution of such items to the Fund. The Portfolio will seek to minimize recognition by its investors, including the Funds, of interest, dividends and gains without a distribution.

          The Code requires regulated investment companies to pay a nondeductible 4% excise tax to the extent they do not distribute 98% of their ordinary income, determined on a calendar year basis, and 98% of their capital gains, determined on an October 31 year end. The Trust intends to distribute the income and capital gains of each Fund in the manner necessary to avoid imposition of the 4% excise tax by the end of each calendar year.

          Dividends of the Funds declared in October, November or December and paid the following January will be taxable to shareholders as if received on December 31 of the year in which they are declared.

                            PERFORMANCE INFORMATION

          Calculation of Yield. Quotations of the "current yield" and "effective
          --------------------
yield" of shares of the Institutional Money Market Fund and the Money Market Fund may be used in advertisements, sales materials and shareholder reports. Current yield is the simple annualized yield for an identified seven calendar day period. This yield calculation is based on a hypothetical account having a balance of exactly one share of a Fund at the beginning of the seven-day period. The base period return is the net change in the value of the hypothetical account during the seven-day period, including dividends declared on any shares purchased with dividends on the shares but excluding any capital changes. Yield will vary as interest rates and other conditions change. Yields also depend on the quality, length of maturity and type of instruments held and operating expenses of a Fund. Although both Funds invest in the Portfolio, because the expenses of the Institutional Money Market Fund and the Money Market Fund differ, the yield of each Fund's shares will differ. The advertised seven-day yield and seven-day effective yield for the Money Market Fund and the Institutional Money Market Fund as of December 31, 2001 were as follows:

                                                     Seven-Day     Effective
Money Market Fund                                      1.26%         1.27%

Institutional
Money Market Fund                                      1.76%         1.78%

          Effective yield is computed by compounding the unannualized seven-day period return as follows: by adding 1 to the unannualized seven-day base period return, raising the sum to a power equal to 365 divided by 7, and subtracting 1 from the result.

                                 365/7

          Effective yield = [(base period return + 1) ]-1

          Calculation of Total Return. Quotations of average annual total return
          ---------------------------
and other total return data relating to the Institutional Money Market Fund and the Money Market Fund may also be used in advertisements, sales materials and shareholder reports. Average annual total return quotations for the specified periods are computed by finding the average annual compounded rates of return (based on net investment income and any realized and unrealized capital gains or losses on investments over such periods) that would equate the initial amount invested to the redeemable value of such investment at the end of each period. In making these computations, all dividends and distributions are assumed to be reinvested and all applicable recurring and non-recurring expenses are taken into account. The Funds also may quote annual, average annual and annualized total return and aggregate total return performance data, both as a percentage and as a dollar amount based on a hypothetical investment amount, for various periods. Although both Funds invest in the Portfolio, the total return of the Institutional Money Market Fund and the Money Market Fund will differ because their expenses differ.

          Total return quotations will be computed in accordance with the following formula, except that as required by the periods of the quotations, actual annual, annualized or aggregate data, rather than average annual data, may be quoted:

                                 P (1+T)n = ERV

          Where:     P = a hypothetical initial payment of $1,000

                     T = average annual total return

                     n = number of years

                     ERV = ending redeemable value of the hypothetical $1,000
               payment made at the beginning of the period.

          For the period October 1, 1998 (commencement of operations) to December 31, 2001, the total return was 4.99% for the Institutional Money Market Fund (previously known as the Institutional Shares of Hewitt Money Market
Fund)(after waiver of fees and expense reimbursement). The total return of the Institutional Money Market Fund for the one year period ended December 31, 2001 was 3.93% (after waiver of fees and expense reimbursement).

          For the period December 4, 2000 (commencement of operations) to December 31, 2001, the total return was 3.57% for the Money Market Fund (previously known as the Administrative Shares of Hewitt Money Market Fund) (after waiver of fees and absorption of expenses). The total return of the Money Market Fund for the one year period ended December 31, 2001 was 3.36% after waiver of fees and absorption of Fund expenses).

          Actual annual or annualized total return data generally will be lower than average annual total return data because the average rates of return reflect compounding of return. Aggregate total return data, which is calculated according to the following formula, generally will be higher than average annual total return data because the aggregate rates of return reflect compounding over longer periods of time:

                                     ERV - P
                                  -----------
                                        P

          Where:     P = a hypothetical initial payment of $1,000.

                     ERV = ending redeemable value of a hypothetical $1,000
               payment made at the beginning of the period.

          For the period October 1, 1998 (commencement of operations) to December 31, 2001, the Institutional Money Market Fund's aggregate annual total return was 17.17% (previously known as the Institutional Shares of Hewitt Money Market Fund)(after waiver of fees and absorption of Fund expenses). The aggregate annual total return of the Institutional Money Market Fund for the one year period ended December 31, 2001 was 3.93% (after waiver of fees and absorption of Fund expenses). Absent such waiver and absorption of expenses such yield of the Institutional Money Market Fund would have been lower.

          For the period December 4, 2000 (commencement of operations) to December 31, 2001, the aggregate annual total return was 3.85% for the Money Market Fund (previously known as the Administrative Shares of Hewitt Money Market Fund)(after waiver of fees and absorption of Fund expenses). The aggregate annual total return of the Money Market Fund for the one year period ended December 31, 2001 was 3.36% (after waiver of fees and absorption of Fund expenses).

          Yield and total return quotations are based upon historical investment performance and is not intended to indicate future performance. Yield and total return will fluctuate and will depend upon not only changes in prevailing interest rates, but also upon any realized gains and losses and changes in expenses.

          Performance Comparisons. From time to time and only to the extent the
          -----------------------
comparison is appropriate, the performance of the Funds may be compared to the performance of various indices and investments for which reliable performance data is available. Performance of the Funds may also be compared to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

          Quotations of performance used in advertising and other types of literature may be compared to the 91-Day Treasury Bill Average (Federal Reserve), Lipper Money Market Fund Average, iMoneyNet Taxable Money Market Fund Average, Salomon Three-Month Treasury Bill Index, or Bank Averages, which are calculated from figures supplied by the U.S. League of Savings Institutions based on effective annual rates of interest on both passbook and certificate accounts. Savings accounts offer a guaranteed return of principal and a fixed rate of interest. The performance of the Funds also may be compared to the Consumer Price Index, as published by the U.S. Bureau of Labor Statistics, which is an established measure of change over time in the prices of goods and services in major expenditure groups.

          Performance comparisons to other mutual funds having investment objectives similar to those of the Funds may also be used. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., iMoneyNet's Money Fund Report, including Donoghue's Taxable Money Market Fund Average or Morningstar, Inc., independent services which monitor the performance of mutual funds.

          Of course, past performance is no guarantee of future investment results.

                             ADDITIONAL INFORMATION

          Description of the Trust and its Shares. The Trust was organized on
          ---------------------------------------
July 7, 1998, as a business trust under the laws of the State of Delaware.

          Interests in the Funds are represented by shares of beneficial interest, $.001 par value. The Trust is authorized to issue an unlimited number of shares, and may issue shares in series, with each series representing interests in a separate portfolio of investments (a "series"). As of the date of this Statement of Additional Information, shares representing interests in the Funds constitute the only two series of the Trust's shares outstanding.

          Each share of a Fund represents an equal proportionate interest in that Fund with each other share, without any priority or preference over other shares. All consideration received for the sales of a Fund's shares, all assets in which such consideration is invested, and all income, earnings and profits derived therefrom are allocated to and belong to that Fund. As such, the interest of shareholders in each Fund will be separate and distinct from the interest of shareholders of the other Fund and any other funds which may be represented by other series of shares of the Trust. Shares of each Fund will be entitled to dividends and distributions only out of the net income and gains, if any, of that Fund as declared by the Board of Trustees of the Trust. The assets of each Fund and those of each other series of the Trust that may be authorized will be segregated on the Trust's books and will be charged with the expenses and liabilities of that series and a pro rata share of the general expenses and liabilities of the Trust not attributable solely to any particular series. The Board of Trustees determines those expenses and liabilities deemed to be general expenses and liabilities of the Trust, and these items will be allocated among the Funds and other series of the Trust in a manner deemed fair and equitable by the Board of Trustees in its sole discretion.

          The Board of Trustees may create additional classes of shares of the Funds. Except for the different distribution related and other specific costs borne by each class of shares, shares of each class have the same voting and other rights. These varying costs will result in different dividends for each class.

          Annual meetings of shareholders of the Trust will not be held except as required by the 1940 Act or other applicable law. A meeting will be held on the removal of a Trustee or Trustees of the Trust if requested in writing by shareholders representing not less than 10% of the outstanding shares of the Trust. The Trust will assist in communications among shareholders as required by
Section 16(c) of the 1940 Act.

          The Portfolio and MIP. The Funds pursue their investment objective by
          ---------------------
investing all of their investable assets in the Portfolio. The Portfolio is a series of MIP, an open-end management investment company that is organized as a Delaware business trust. MIP was formed on October 20, 1993. In accordance with Delaware law and in connection with the tax treatment sought by MIP, the Declaration of Trust of MIP provides that investors in MIP are personally responsible for Trust liabilities and obligations, but only to the extent that MIP's property is insufficient to satisfy such liabilities and obligations. The MIP Declaration of Trust also provides that MIP shall maintain appropriate insurance (for example, fidelity bonding and errors and ommissions insurance) for the protection of the MIP, its investors, Trustees of MIP, officers, employees and agents, covering possible tort and other liabilities, and that investors will be indemnified to the extent that they are held liable for a disproportionate share of MIP's obligations.

          Interests in the Portfolio have substantially identical voting and other rights as those right discussed above with respect to the Trust. Whenever the Funds have the right to vote on any matter relating to MIP or the Portfolio by virtue of its investment in the Portfolio, the Funds will hold a meeting of their shareholders and will cast its vote as an investor in the Portfolio in the same proportion as shares of the Funds are voted.

          Set forth below is information with respect to each person who, to the Trust's knowledge, owned beneficially or of record more than 5% of any class of the Institutional Money Market Fund's total outstanding shares and their aggregate ownership of the Institutional Money Market Fund's total outstanding shares as of March 31, 2002.

             Name and Address           Number of Shares     % of Fund Shares
             ----------------           ----------------     ----------------
       State Street Bank & Trust Co.             812,097                  37%
       as trustee f/b/o Xerox Corp.
       Retirement Plans Master Trust

       1 Enterprise Drive
       Quincy, MA 02170

       State Street Bank & Trust Co.          15,957.277                   7%
       as trustee f/b/o Southern California
       Edison Stock Savings plan
       1 Enterprise Drive
       Quincy, MA 02170

         No person, to the Trust's knowledge, owned beneficially or of record, more than 5% of any class of the Money Market Fund's total outstanding shares as of March 31, 2002.

         As a result of its direct and beneficial ownership of 37% of the outstanding shares of the Institutional Money Market Fund as shown above, the Xerox Corp. Retirement Plans Master Trust may be deemed to "control" the Institutional Money Market Fund and the Trust, as that term is defined in the 1940 Act. Through the exercise of voting rights with respect to those shares, the persons voting such shares may be able to determine the outcome of shareholder voting as matters requiring the approval of shareholders. Except as set forth above, no person, to the Trust's knowledge, owns beneficially or of record more than 5% of the shares of a Fund or the Trust.

          Trustee and Officer Liability. Under the Trust's Declaration of Trust
          -----------------------------
and its By-Laws, and under Delaware law, the Trustees, officers, employees and agents of the Trust are entitled to indemnification under certain circumstances against liabilities, claims and expenses arising from any threatened, pending or completed action, suit or proceeding to which they are made parties by reason of the fact that they are or were such Trustees, officers, employees or agents of the Trust, subject to the limitations of the 1940 Act which prohibit indemnification which would protect such persons against liabilities to the Trust or its shareholders to which they would otherwise be subject by reason of their own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. Similar provisions are contained in the Declaration of Trust of MIP.

          Independent Auditors. PricewaterhouseCoopers LLP ("PWC"), 333 Market
          --------------------
Street, San Francisco, California 94105, are the independent auditors of the Trust. The independent auditors are responsible for auditing the financial statements of the Funds annually and reviews the tax returns of the Funds. PWC also serves as the independent auditors of MIP and audits the financial statements of the Portfolio. The selection of the independent auditors for the Trust and MIP is approved annually by their respective Boards of Trustees.
KPMG LLP resigned as independent auditors of MIP on May 31, 2001, due to independence constraints under new SEC rules. The Trustees of the Trust voted to replace KPMG LLP with PWC as the Funds' auditors at a meeting of the Board of Trustees of the Trust held on February 20, 2002, so that the Trust can benefit from the efficencies of having the same independent auditors as MIP.

          Custodian. Investors Bank & Trust Company, 200 Clarendon Street, 16th
          ---------
Floor, Boston, Massachusetts, 02116, serves as custodian of the Funds and the Portfolio and maintains custody of the securities and similar assets of the Funds and the Portfolio. Cash held by the custodian, which may at times be substantial, is insured by the Federal Deposit Insurance Corporation up to the amount of available insurance coverage limits (presently, $100,000). Investors Bank & Trust Company also maintains the accounting books and records of the Funds and provides sub-administrative services.

          Transfer Agent. Investors Bank & Trust Company, 200 Clarendon Street,
          --------------
16th Floor, Boston, Massachusetts, 02116,(the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Funds.

          Shareholder Reports. Shareholders of the Fund are kept fully informed
          -------------------
through annual and semi-annual reports showing diversification of investments, securities owned and other information regarding the activities of the Funds.

          Legal Counsel. Schulte Roth & Zabel LLP, New York, New York, serves as
          -------------
counsel to the Trust.

          Registration Statement. This Statement of Additional Information and
          ----------------------
the Prospectus do not contain all of the information set forth in the Registration Statement the Trust has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by the rules and regulations of the SEC.

          Financial Statements. The Institutional Money Market Fund's, the Money
          --------------------
Market Fund's and the Portfolio's audited financial statements appearing in the Annual Report to shareholders of the Funds, dated December 31, 2001, and the independent auditors' reports thereon are incorporated by reference in this Statement of Additional Information. The Annual Reports of the Funds, which contain the referenced statements, are available upon request and without charge.

                                  SAI APPENDIX

          The following is a description of the ratings given by Moody's and S&P to corporate bonds and commercial paper.

Corporate Bonds

          Moody's: The four highest ratings for corporate bonds are "Aaa," "Aa,"
          -------
"A" and "Baa." Bonds rated "Aaa" are judged to be of the "best quality" and carry the smallest amount of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated "Aa" are of "high quality by all standards," but margins of protection or other elements make long-term risks appear somewhat greater than "Aaa" rated bonds. Bonds rated "A" possess many favorable investment attributes and are considered to be upper medium grade obligations. Bonds rated "Baa" are considered to be medium grade obligations; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds have speculative characteristics as well. Moody's applies numerical modifiers "1," "2" and "3" in each rating category from "Aa" through "Baa" in its rating system. The modifier "1" indicates that the security ranks in the higher end of its category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates that the issue ranks in the lower end.

          S&P: The four highest ratings for corporate bonds are "AAA," "AA," "A"
          ---
and "BBB." Bonds rated "AAA" have the highest ratings assigned by S&P and have an extremely strong capacity to pay interest and repay principal. Bonds rated "AA" have a "very strong capacity to pay interest and repay principal" and differ "from the highest rated issued only in small degree." Bonds rated "A" have a "strong capacity" to pay interest and repay principal, but are "somewhat more susceptible" to adverse effects of changes in economic conditions or other circumstances than bonds in higher rated categories. Bonds rated "BBB" are regarded as having an "adequate capacity" to pay interest and repay principal, but changes in economic conditions or other circumstances are more likely to lead to a "weakened capacity" to make such repayments. The ratings from "AA" to "BBB" may be modified by the addition of a plus or minus sign to show relative standing within the category.

Corporate Commercial Paper

          Moody's: Moody's employs the designations of "Prime-1," "Prime-2" and
          -------
"Prime-3" to indicate the relative capacity of the rated issuers or borrowers to repay punctually. The highest rating for corporate commercial paper is "Prime-1." Issuers rated "Prime-1" have a "superior capacity for repayment of short-term promissory obligations," and will normally be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and highinternal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity. Issuers rated "Prime-2" "have a strong capacity for repayment of short-term promissory obligations," but earnings trends, while sound, will be subject to more variation.

          S&P: The "A-1" rating for corporate commercial paper indicates that
          ---
the "degree of safety regarding timely payment is either overwhelming or very strong." Commercial paper with "overwhelming safety characteristics" will be rated "A-1+." Commercial paper with a strong capacity for timely payments on issues will be rated "A-2."